Offerings - Offering: 1	Sep. 03, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,716,911,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 237,105.44
Offering Note	This valuation assumes the acquisition by The Jones Financial Companies, L.L.L.P., a Missouri limited liability limited partnership (the "Registrant"), of up to 1,716,911.20 units of its Class A Limited Partner Interests ("Class A Interests") in exchange for up to 1,716,911.20 units of its Class B Limited Partner Interests ("Class B Interests ") pursuant to the exchange offer (the "Exchange Offer") described in the prospectus forming a part of the registration statement on Form S-4 (as amended through the date hereof, the "Registration Statement") initially filed by the Registrant on July 27, 2026 (Registration No. 333-297716), relating to the transactions described on the Schedule TO with which this exhibit is filed. This valuation, estimated solely for the purpose of calculating the filing fee pursuant to Rule 0-11(a)(4) under the Securities Exchange Act of 1934, as amended (the "Act"), is based on the product of (i) 1,716,911.20, the maximum number of Class A Interests that may be exchanged for Class B Interests (based upon 1,716,911.20 Class A Interests issued and outstanding as of the close of business on August 14, 2026) and (ii) $1,000, the unit price of the Class B Interests being offered, which represents the book value of each Class B Interest and has been arbitrarily determined by the Registrant. Calculated at $138.10 per $1,000,000.00 of the total transaction valuation in accordance with Rule 0-11 under the Act, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.